Document and Entity Information	Mar. 26, 2024
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001868573
Document Type	8-K
Document Period End Date	Mar. 26, 2024
Entity Registrant Name	APX Acquisition Corp. I
Entity Incorporation State Country Code	E9
Entity File Number	001-41125
Entity Address, Address Line One	714 Westview Avenue
Entity Address, City or Town	Nashville
Entity Address, Country	TN
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37205
City Area Code	(202)
Local Phone Number	465-5882
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value 0.0001 Per Share And One Half Of One Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ
Warrant Each Whole Warrant Exercisable For One Class A Ordinary Share For 11.50 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	APXIW
Security Exchange Name	NASDAQ